1290 Multi-Alternative Strategies Fund Expense Example - 1290 Multi-Alternative Strategies Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 697
Expense Example, with Redemption, 3 Years	1,130
Expense Example, with Redemption, 5 Years	1,587
Expense Example, with Redemption, 10 Years	2,850
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	537
Expense Example, with Redemption, 5 Years	969
Expense Example, with Redemption, 10 Years	2,172
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	181
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	1,220
Expense Example, with Redemption, 10 Years	$ 2,680